UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09973
                                                     ---------

                      Excelsior Venture Investors III, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ms. Daina Hill
                               U.S. Trust Company
                               114 W. 47th Street
                               New York, NY 10036
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-352-4400
                                                            ------------
                       Date of fiscal year end: October 31
                                                ----------

                     Date of reporting period: July 31, 2005
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is (are) attached herewith.

EXCELSIOR VENTURE INVESTORS III, LLC
SCHEDULE OF PORTFOLIO INVESTMENTS AT JULY 31, 2005 (UNAUDITED)

       UNITS                                                                                              VALUE
--------------------                                                                                    -----------
                     INVESTMENT PARTNERSHIPS -- 99.48%
           187,409   Excelsior Venture Partners III, LLC (Cost $86,800,351)                             $61,095,827
                                                                                                        ===========

     PRINCIPAL
      AMOUNT
--------------------
                     MONEY MARKET INSTRUMENTS -- 0.49%

         $ 300,000   Federal Home Loan Bank  3.22%, 8/12/05                                                 299,705
                                                                                                        -----------
                     TOTAL MONEY MARKET INSTRUMENTS (COST $299,705)                                     $   299,705
                                                                                                        ------------


                     TOTAL INVESTMENTS (COST $ 87,100,056)                                99.97%         61,395,532

                     OTHER ASSETS & LIABILITIES (NET)                                      0.03%             18,364
                                                                                         -------        -----------
                     NET ASSETS                                                          100.00%        $61,413,896
                                                                                         =======        ===========

Excelsior Venture Investors III, LLC invests the majority of its assets in Excelsior Venture Partners III, LLC. The unaudited Portfolio of Investments of Excelsior Venture Partners III, LLC is included below.

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS AS OF JULY 31, 2005 (UNAUDITED)

    PRINCIPAL                                                                          ACQUISITION        VALUE
  AMOUNT/SHARES                                                                          DATE ##         (NOTE 1)
------------------                                                                    -------------     -----------
TOTAL MONEY MARKET INSTRUMENTS -- 29.94%
    $    5,000,000   Danske Commercial Paper, 3.26%, 8/1/05 (Cost $5,000,000)                           $ 5,000,000
         5,165,000   UBS Financial Commercial Paper, 3.25%, 8/5/05 (Cost $5,163,135)                      5,163,135
         5,000,000   First Tennessee Bank CD, 3.31%, 8/10/05 (Cost $5,000,000)                            5,000,000
         1,000,000   Morgan Stanley Commercial Paper, 3.31%, 8/10/05 (Cost $999,172)                        999,172
         5,000,000   Dexia Delaware Commercial Paper, 3.29%, 8/12/05 (Cost $4,994,973)                    4,994,973
         1,000,000   Royal Bank of Scotland Commercial Paper, 3.28%, 8/12/05 (Cost $998,998)                998,998
         1,660,000   Federal Home Loan Bank Discount Note, 3.22%, 8/12/05 (Cost $1,658,367)               1,658,367
         5,000,000   Washington Mutual Bank Note, 3.40%, 9/6/05 (Cost $5,000,000)                         5,000,000
                                                                                                        -----------
                     TOTAL MONEY MARKET INSTRUMENTS (COST $28,814,645)                                   28,814,645
                                                                                                        -----------


PRIVATE COMPANIES**, #, @ -- 59.43%
  COMMON STOCKS -- 0.00%
    CAPITAL EQUIPMENT -- 0.00%
           157,396   MIDAS Vision Systems, Inc.                                           03/03                  --
                                                                                                        -----------
    LIFE SCIENCES -- 0.00%
            46,860   Genoptix, Inc                                                        07/03                  --
                                                                                                        -----------
                     TOTAL COMMON STOCKS (Cost $4,000,000)                                                       --
                                                                                                        -----------
  PREFERRED STOCKS -- 50.65%
    CAPITAL EQUIPMENT -- 0.00%
           933,593   MIDAS Vision Systems, Inc., Series A-1                               03/03                  --
                                                                                                        -----------

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS AS OF JULY 31, 2005 (UNAUDITED) -- (CONTINUED)

                                                                                      ACQUISITION         VALUE
                                                                                         DATE ##         (NOTE 1)
                                                                                  -------------------   -----------
    ENTERPRISE SOFTWARE -- 10.29%
        19,995,000   ***Cydelity Inc., Series A  (fka Datanautics, Inc.)                  01/04         $        --
                                                                                      01/02, 08/03,
                                                                                      05/04, 12/04,
         8,532,883   LogicLibrary, Inc., Series A                                         2/05            3,901,408
        46,362,656   ***Pilot Software Inc., Series A                                 05/02, 04/03,
                                                                                      05,05,  06/05       6,000,000
                                                                                                        -----------
                                                                                                          9,901,408
                                                                                                        -----------
    INFORMATION SERVICES -- 0.00%
             4,425   Cenquest, Inc., Series 2                                             7/01                   --
                                                                                                        -----------
    LIFE SCIENCES -- 5.05%
         1,999,999   Archemix Corporation, Inc., Series A                         08/02, 01/03, 11/03     1,999,999
           466,666   Archemix Corporation, Inc., Series B                             03/04 & 09/04         466,666
           942,481   Genoptix, Inc., Series 1-A                                           12/01             501,400
         1,403,696   Genoptix, Inc., Series 1-B                                   07/03, 09/03, 12/03       877,450
           620,580   Genoptix, Inc., Series 1-C                                       08/04 & 01/05         554,178
           728,413   Genoptix, Inc., Series 1-D                                           05/05             461,813
                                                                                                        -----------
                                                                                                          4,861,506
                                                                                                        -----------
    MEDICAL TECHNOLOGY -- 6.68%
         4,166,667   Tensys Medical, Inc., Series C                                       03/02           5,000,000
         1,187,500   Tensys Medical, Inc., Series D                                       05/04           1,425,000
                                                                                                        -----------
                                                                                                          6,425,000
                                                                                                        -----------
    OPTICAL -- 15.93%
         4,330,504   LightConnect, Inc., Series B                                         07/01           5,000,000
        12,292,441   LightConnect, Inc., Series C                                         12/02             992,000

           956,234   NanoOpto Corporation, Series A-1                                 10/01 & 03/02              --
                                                                                      09/03, 11/03,
         3,023,399   NanoOpto Corporation, Series B                                   01/04, 07/04        1,655,119
         5,333,333   OpVista, Inc., Series B                                              07/01                  --
        12,671,059   OpVista, Inc., Series C                                              09/03           5,000,000
        10,368,483   OpVista, Inc., Series D                                              11/04           1,058,000
        15,935,224   OpVista, Inc., Series E                                          05/05 & 06/05       1,626,030
                                                                                                        -----------
                                                                                                         15,331,149
                                                                                                        -----------
SEMICONDUCTOR -- 4.93%
         7,000,000   Chips & Systems, Inc., Series A                                      03/04                  --
         2,211,898   Silverback Systems, Inc., Series B-1                                 02/02             450,052
        34,364,257   Silverback Systems, Inc., Series C                           03/03, 09/03, 04/04     4,298,896
         3,096,551   Virtual Silicon Technology, Inc., Series C                           12/01                  --
                                                                                                        -----------
                                                                                                          4,748,948
                                                                                                        -----------
WIRELESS -- 7.77%
         4,433,333   Ethertronics, Inc., Series B                                 06/01, 09/02, 07/03,
                                                                                          05/04           6,650,001
           722,232   Ethertronics, Inc., Series C                                         05/05             830,037
                                                                                                        -----------
                                                                                                          7,480,038
                                                                                                        -----------
                     TOTAL PREFERRED STOCKS (Cost $70,046,538)                                           48,748,049
                                                                                                        -----------

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS AS OF JULY 31, 2005 (UNAUDITED) -- (CONTINUED)


    PRINCIPAL
  AMOUNT/SHARES/                                                                      ACQUISITION         VALUE
  PERCENT OWNED                                                                          DATE ##         (NOTE 1)
------------------                                                                -------------------   -----------
NOTES -- 8.78%
    ENTERPRISE SOFTWARE -- 5.20%
                                                                                      08/04, 09/04,
    $    2,000,000   ***Pilot Software, Inc., Bridge Note                         10/04, 11/04, 12/04   $ 2,000,000

                                                                                      12/04, 01/05,
                                                                                      02/05, 03/05,
    $    3,000,000   ***Cydelity, Inc., Bridge Note                               04/05, 05/05, 07/05     3,000,000
                                                                                                        -----------
                                                                                                          5,000,000

    SEMICONDUCTOR -- 2.57%

                                                                                      10/04, 12/04,
    $      506,580   Virtual Silicon Technology, Inc., Bridge Note                02/05, 05/05, 06/05       506,580

    $    1,441,133   Chips & Systems, Inc., Bridge Note                           11/04, 01/05, 02/05            --

    $    1,969,206   Silverback Systems, Inc., Bridge Note                        01/05, 04/05, 07/05     1,969,206
                                                                                                        -----------
                                                                                                          2,475,786

    WIRELESS -- 0.26%
    $      250,000   Ethertronics, Inc., Bridge Note                                      01/05             250,000
                                                                                                        -----------
    OPTICAL -- 0.75%
    $      722,101   NanoOpto Corporation, Bridge Note                                12/04, 03/05          722,101
                                                                                                        -----------
                     TOTAL NOTES (Cost $9,889,020)                                                        8,447,887
                                                                                                        -----------
WARRANTS -- 0.00%
    WIRELESS -- 0.00%
           100,000   Ethertronics, Inc., Warrant (expiration date 9/30/07)                09/02                  --
           115,000   Ethertronics, Inc., Warrant (expiration date 9/30/07)                07/03                  --
            66,667   Ethertronics, Inc., Warrant (expiration date 9/30/07)                08/03                  --
                                                                                                        -----------
                                                                                                                 --
                                                                                                        -----------
    SEMICONDUCTOR -- 0.00%
               195   Silverback Systems, Inc., Warrant
                       (expiration date 1/11/12)                                  01/05, 04/05, 07/05           195
                                                                                                        -----------
                     TOTAL WARRANTS (Cost $195)                                                                 195
                                                                                                        -----------
                     TOTAL -- PRIVATE COMPANIES (Cost $83,935,753)                                       57,196,131
                                                                                                        -----------
PRIVATE INVESTMENT FUNDS **, # -- 8.19%
             0.40%   Advanced Technology Ventures VII, LP                             08/01-07/05           789,898
             1.56%   Burrill Life Sciences Capital Fund                               12/02-06/05           992,853
             1.35%   CHL Medical Partners II, LP                                      01/02-11/04           588,026
             1.04%   CMEA Ventures Partners, LP                                       12/03-06/05           395,114
             0.36%   Morgenthaler Partners VII, LP                                    07/01-05/05         1,504,117
             0.59%   Prospect Venture Partners II, LP                                 06/01-07/05         1,631,933
             0.98%   Sevin Rosen Fund VI, LP                                          10/04-06/05           342,580
             2.36%   Tallwood II, LP                                                  12/02-04/05           957,932
             1.70%   Valhalla Partners II, LP                                         10/03-07/05           680,388
                                                                                                        -----------
                     TOTAL -- PRIVATE INVESTMENT FUNDS (Cost $9,268,220)                                  7,882,841
                                                                                                        -----------

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS AS OF JULY 31, 2005 (UNAUDITED) -- (CONTINUED)


    PRINCIPAL
  AMOUNT/SHARES/                                                                          ACQUISITION      VALUE
  PERCENT OWNED                                                                             DATE ##       (NOTE 1)
------------------                                                                        -----------   -----------
INVESTMENT COMPANIES -- 1.63%
         1,564,210   Dreyfus Government Cash Management Fund
                       Institutional Shares (Cost $1,564,210)                                           $ 1,564,210
                                                                                                        -----------
TOTAL INVESTMENTS (Cost $123,582,828) -- 99.19%                                                          95,457,827
OTHER ASSETS & LIABILITIES (NET) -- 0.81%                                                                   781,410
                                                                                                        -----------
NET ASSETS -- 100.00%                                                                                   $96,239,237
                                                                                                        -----------

----------
**  Restricted as to public resale.
#   Non-income producing securities.
##  Required disclosure for restricted securities only.
@   At July 31, 2005 the Company owned 5% or more of the company's outstanding voting shares thereby making the company an affiliate as defined by the Investment Company Act of 1940. Total value of affiliated securities owned at July 31, 2005 was $46,196,131.
*** At July 31, 2005, the Company owned 25% or more of the company's outstanding voting shares thereby making the company a controlled affiliate as defined by the Investment Company Act of 1940. Total value of controlled affiliated securities owned at July 31, 2005 was $11,000,000.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Venture Investors III, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Timothy Leach
                         -------------------------------------------------------
                           Timothy Leach, Co-Chief Executive Officer
                           (co-principal executive officer)

Date         September 28, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ RAGHAV V. NANDAGOPAL
                         -------------------------------------------------------
                           Raghav V. Nandagopal, Co-Chief Executive Officer (co-principal executive officer)

Date         September 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Timothy Leach
                         -------------------------------------------------------
                           Timothy Leach, Co-Chief Executive Officer
                           (co-principal executive officer)

Date         September 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Raghav V. Nandagopal
                         -------------------------------------------------------
                           Raghav V. Nandagopal, Co-Chief Executive Officer (co-principal executive officer)

Date         September 28, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Robert F. Aufenanger
                         -------------------------------------------------------
                           Robert F. Aufenanger, Treasurer
                           (principal financial officer)

Date         September 28, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.